Segment Reporting	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Segment Reporting
(23) Segment Reporting
The Group identifies an operating segment as a component: (i) that engages in business activities from which it may earn revenues and incur expenses; (ii) whose operating results are regularly reviewed by the Chief Operating Decision Maker (CODM) as defined under IFRS 8 “Operating Segments” to make decisions about resources to be allocated to the segment and assess its performance; and (iii) that has available discrete financial information.
The CODM reviews financial information at the operating segment level to allocate resources and to assess the operating results and financial performance for each operating segment. The Group’s CODM is identified as Geoffrey Wild, CEO and member of Board of Directors, because he has final authority over performance assessment and resource allocation decisions. The Group’s segments are based on the type and concentration of customers served, service requirements, methods of distribution and major product lines.
The EL segment services the electronics supply chain, with specialty chemicals used in the plating process for PCBs embedded in smartphones, computing hardware, tablets, semiconductor packing, other electronic devices and production equipment which are a critical element of the electronics value chain.
The GMF segment supplies specialty plating chemicals for functional and decorative surface finishing applications to a diverse set of customers, including automotive, building products, heavy machinery, household fixtures, decorative hardware as well as production equipment.
The CODM assesses the performance of the operating segments based on Segment Adjusted EBITDA. This measure is defined as EBITDA (consolidated net income (loss) before interest, taxes, depreciation and amortization, excluding impairment charges) adjusted for certain items which management believes do not reflect the core operating performance of the operating segments. Such adjustments described below in more detail include non-cash
effects of
non-operating
costs such as share-based compensation and impairments, foreign currency transaction losses, net, restructuring costs, the impact of discontinued activities, certain costs related to business combinations, and management fees paid to Carlyle.
No segment asset or liability measures are reported to the CODM, and such measures are not used for purposes of assessing performance or allocating resources. The following tables summarize selected financial information by segment:

	Year ended Dec. 31, 2021			Year ended Dec. 31, 2020			Year ended Dec. 31, 2019
($ in millions)	EL	GMF	Total	EL	GMF	Total	EL	GMF	Total
Revenue	981.3	517.8	1,499.2	797.7	436.6	1,234.3	682.9	504.9	1,187.8
thereof Chemistry revenue	803.0	501.3	1,304.3	690.0	424.0	1,114.0	596.2	469.3	1,065.5
thereof Equipment revenue	178.4	16.5	194.9	107.7	12.6	120.3	86.7	35.6	122.3
Segment Adjusted EBITDA	330.7	127.3	458.0	259.0	104.9	363.9	241.6	138.5	380.1

Reconciliation of Segment Adjusted EBITDA to consolidated net income/(loss) is as follows:

($ in millions)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
EL Segment Adjusted EBITDA	330.7	259.0	241.6
GMF Segment Adjusted EBITDA	127.3	104.9	138.5
Gain on disposal of fixed assets (a)	—	—	6.1
Non-cash adjustments (b)	(89.7)	(250.7)	10.2
Foreign exchange gain/(loss) (c)	13.0	(14.8)	2.4
Restructuring (d)	0.6	(2.5)	(13.4)
Transaction related costs (e)	(19.9)	(7.6)	(7.1)
Management fee (f)	(2.6)	(2.7)	(2.4)
COVID-19 adjustment (g)	(0.9)	(2.2)	—
Interest expense, net	(97.2)	(142.0)	(148.1)
Income taxes	(76.6)	(64.3)	(54.8)
Depreciation and amortization (excluding impairment charges)	(177.0)	(166.4)	(165.4)

Consolidated net income (loss)	7.5	(289.4)	7.6

(a)	Eliminates the cash impact of gains on the sale of fixed assets.

(b)
Eliminates the impact of
(1) share-based
compensation expenses, (2) losses on the sale of fixed assets, (3) impairment charges,
(4) mark-to-market
adjustments related to our foreign currency derivatives entered into in connection with certain redenomination transactions not linked to underlying individual transactions as well as the de-recognition
of bifurcated embedded derivatives related to certain redemption features of the Opco Notes and Holdco Notes, and (5) valuation adjustments from the revaluation of the earn-out
liability initially recognized in 2019.

(c)	Eliminates net foreign currency transactional gains and losses.

(d)	Eliminates charges resulting from restructuring activities principally from the Group’s cost reduction efforts.

(e)
The value for the year ended December 31, 2021 reflects an adjustment to eliminate
(1) IPO-related
costs linked to the existing equity, (2) professional fees paid to third-party advisors in connection with the implementation of strategic initiatives and (3) the increased expenses of the D&O insurance in connection with the IPO. The values for the years ended December 31, 2020 and 2019 reflect an adjustment to eliminate (1) fees associated with the foreign currency exchange derivatives entered into in conjunction with the Acquisition, (2) professional fees paid to third party advisors in connection with the implementation of strategic initiatives and (3) IPO related costs, linked to the existing equity.

(f)
Reflects an adjustment to eliminate fees paid to Carlyle. The consulting agreement pursuant to which management fees are paid to Carlyle will terminate on the earlier of (i) the second anniversary of the IPO and (ii) the date upon which Carlyle ceases to own more than ten percent of the outstanding voting securities of the Company.

(g)
Eliminates charges in connection with
COVID-19,
including $0.9 million for the year ended December 31, 2021 and $1.7 million for the year ended December 31, 2020 for masks, sanitizers, and other
COVID-19
related expenses at certain plant and office locations as well as $0.5 million of expenses incurred during locally mandated plant shutdowns in China, Malaysia, India, and Mexico for the year ended December 31, 2020.

Non-current
assets by country were as follows
5
:

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
China	863.2	881.7
Germany	729.4	816.1
Other countries	954.4	1,044.7

Total	2,547.0	2,742.5